CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 231,367		$ 785,913	$ 292,922	$ 594,093	$ 420,792	$ 398,015
Restricted cash	599,854		727,186		767,359
Receivables, less allowance for credit losses of $122,320 and $106,673, respectively	12,654,129		10,732,276		9,386,549
Retained interests in securitized receivables	2,769		9,271		17,289
Affiliated accounts and notes receivable	13,971		95,379		193,917
Equipment on operating leases, net	885,538		754,371		647,617
Equipment held for sale	28,893		46,650		32,131
Goodwill	116,542		117,696		116,830	117,651
Other intangible assets, net	4,060		4,529		3,259
Other assets	67,301		73,258		142,107
TOTAL	14,604,424		13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,173,609		4,230,237		4,796,035
Accounts payable and other accrued liabilities	501,575		447,298		450,828
Affiliated debt	772,689		864,032		819,270
Long-term debt	7,694,301		6,321,551		4,587,773
Total liabilities	13,142,174		11,863,118		10,653,906
Commitments and contingent liabilities (Note 13)
Stockholder's equity:
Member's capital
Paid-in capital	841,897		840,940		836,721
Accumulated other comprehensive income	26,330	14,011	46,648		28,716
Retained earnings	535,907		538,855		326,919
Total CNH Capital LLC stockholder's equity	1,404,134		1,426,443		1,192,356
Noncontrolling interest	58,116		56,968		54,889
Total stockholder's equity	1,462,250		1,483,411	1,446,707	1,247,245	1,147,637	1,294,588
TOTAL	$ 14,604,424		$ 13,346,529		$ 11,901,151